PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Property, plant and equipment, beginning balance				$ 6,539,581	$ 5,817,609
Capitalized borrowing costs	$ 13,100	$ 16,100	$ 7,400
Property, plant and equipment, ending balance	6,504,681	6,539,581	5,817,609	6,504,681	6,539,581
Right-of-use assets
Right-of-use assets, beginning balance				306,458	49,370
Effect of initial recognition under IFRS 16					280,493
Translation differences				0	(1,263)
Additions				6,101	40,864
Capitalized borrowing costs				0	0
Disposals / Consumptions				(3,254)	(18,901)
Indexation				(9,388)
Increase (decrease) through transfers from construction in progress, Right-of-Use Assets				0	0
Depreciation charge				(43,547)	(44,105)
Right-of-use assets, ending balance	256,370	306,458	49,370	256,370	306,458
Translation differences				(542)	(31,113)
Additions				531,453	1,026,721
Capitalized borrowing costs				13,100	16,085
Disposals / Consumptions				(22,224)	(45,449)
Indexation				(9,388)
Transfers				(4,096)	203
Depreciation charge				(543,203)	(524,968)
Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				12,823,011	11,701,232
Property, plant and equipment, ending balance	13,325,670	12,823,011	11,701,232	13,325,670	12,823,011
Right-of-use assets
Right-of-use assets, beginning balance				355,928	55,288
Right-of-use assets, ending balance	349,003	355,928	55,288	349,003	355,928
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(6,283,430)	(5,883,623)
Property, plant and equipment, ending balance	(6,820,989)	(6,283,430)	(5,883,623)	(6,820,989)	(6,283,430)
Right-of-use assets
Right-of-use assets, beginning balance				(49,470)	(5,918)
Right-of-use assets, ending balance	(92,633)	(49,470)	(5,918)	(92,633)	(49,470)
Land
Property, plant and equipment
Property, plant and equipment, beginning balance				594,435	587,174
Effect of initial recognition under IFRS 16					0
Translation differences				(134)	(596)
Additions				0	7,531
Capitalized borrowing costs				0	0
Disposals / Consumptions				0	0
Indexation				0
Transfers				(1,540)	326
Depreciation charge				0	0
Property, plant and equipment, ending balance	592,761	594,435	587,174	592,761	594,435
Land | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				594,435	587,174
Property, plant and equipment, ending balance	592,761	594,435	587,174	592,761	594,435
Land | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				0	0
Property, plant and equipment, ending balance	0	0	0	0	0
Buildings and improvements
Property, plant and equipment
Property, plant and equipment, beginning balance				1,794,022	1,782,198
Effect of initial recognition under IFRS 16					0
Translation differences				(297)	(16,174)
Additions				18,552	9,367
Capitalized borrowing costs				0	0
Disposals / Consumptions				(183)	(750)
Indexation				0
Transfers				137,379	154,544
Depreciation charge				(136,217)	(135,163)
Property, plant and equipment, ending balance	1,813,256	1,794,022	1,782,198	1,813,256	1,794,022
Buildings and improvements | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				3,412,904	3,303,174
Property, plant and equipment, ending balance	3,567,732	3,412,904	3,303,174	3,567,732	3,412,904
Buildings and improvements | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(1,618,882)	(1,520,976)
Property, plant and equipment, ending balance	(1,754,476)	(1,618,882)	(1,520,976)	(1,754,476)	(1,618,882)
Production equipment
Property, plant and equipment
Property, plant and equipment, beginning balance				2,554,581	2,622,584
Effect of initial recognition under IFRS 16					0
Translation differences				(68)	(9,959)
Additions				1,487	2,063
Capitalized borrowing costs				0	0
Disposals / Consumptions				(124)	(117)
Indexation				0
Transfers				247,824	264,122
Depreciation charge				(339,050)	(324,112)
Property, plant and equipment, ending balance	2,464,650	2,554,581	2,622,584	2,464,650	2,554,581
Production equipment | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				6,931,970	6,748,644
Property, plant and equipment, ending balance	7,179,626	6,931,970	6,748,644	7,179,626	6,931,970
Production equipment | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(4,377,389)	(4,126,060)
Property, plant and equipment, ending balance	(4,714,976)	(4,377,389)	(4,126,060)	(4,714,976)	(4,377,389)
Vehicles, furniture and fixtures and other equipment
Property, plant and equipment
Property, plant and equipment, beginning balance				50,365	47,388
Effect of initial recognition under IFRS 16					0
Translation differences				(37)	(316)
Additions				2,345	4,821
Capitalized borrowing costs				0	0
Disposals / Consumptions				(1,106)	(1,204)
Indexation				0
Transfers				23,352	14,843
Depreciation charge				(16,761)	(15,167)
Property, plant and equipment, ending balance	58,158	50,365	47,388	58,158	50,365
Vehicles, furniture and fixtures and other equipment | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				268,398	264,782
Property, plant and equipment, ending balance	289,877	268,398	264,782	289,877	268,398
Vehicles, furniture and fixtures and other equipment | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(218,033)	(217,394)
Property, plant and equipment, ending balance	(231,719)	(218,033)	(217,394)	(231,719)	(218,033)
Work in progress
Property, plant and equipment
Property, plant and equipment, beginning balance				1,119,348	617,950
Effect of initial recognition under IFRS 16					0
Translation differences				(6)	(1,716)
Additions				482,606	923,599
Capitalized borrowing costs				13,100	16,085
Disposals / Consumptions				(3,775)	(2,988)
Indexation				0
Transfers				(407,911)	(433,582)
Depreciation charge				0	0
Property, plant and equipment, ending balance	1,203,362	1,119,348	617,950	1,203,362	1,119,348
Work in progress | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				1,119,348	617,950
Property, plant and equipment, ending balance	1,203,362	1,119,348	617,950	1,203,362	1,119,348
Work in progress | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				0	0
Property, plant and equipment, ending balance	0	0	0	0	0
Spare parts
Property, plant and equipment
Property, plant and equipment, beginning balance				120,372	110,945
Effect of initial recognition under IFRS 16					0
Translation differences				0	(1,089)
Additions				20,362	38,476
Capitalized borrowing costs				0	0
Disposals / Consumptions				(13,782)	(21,489)
Indexation				0
Transfers				(3,200)	(50)
Depreciation charge				(7,628)	(6,421)
Property, plant and equipment, ending balance	116,124	120,372	110,945	116,124	120,372
Spare parts | Cost
Property, plant and equipment
Property, plant and equipment, beginning balance				140,028	124,220
Property, plant and equipment, ending balance	143,309	140,028	124,220	143,309	140,028
Spare parts | Accumulated depreciation
Property, plant and equipment
Property, plant and equipment, beginning balance				(19,656)	(13,275)
Property, plant and equipment, ending balance	$ (27,185)	$ (19,656)	$ (13,275)	$ (27,185)	$ (19,656)